Restricted Assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Restricted Assets
44.
Tata Motors Limited (“Parent Company”)—condensed financial information as to financial position, cash flows and results of operations has not been provided, as per the requirements of Rule
12-04
(a) of Regulation
S-X,
because restricted net assets of the consolidated subsidiaries does not exceed 25% of the consolidated net assets as at March 31, 2023. As at March 31, 2023 and 2022, Rs. Nil and Rs. Nil respectively, of restricted assets were not available for distribution.